Current provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Current provisions and other current liabilities
Summary of reconciliation of the current provisions

Development of current provisions
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Utilized	Reversed	Additions	Reclassifications	December 31, 2017
Self-insurance programs	249,961	(30,500)	—	(217,970)	(31,990)	254,035	—	223,536
FCPA related charge	10,616	—	—	—	—	200,000	—	210,616
Personnel expenses	20,025	(395)	4	(10,827)	(134)	13,228	6,885	28,786
Risk of lawsuit	6,868	13,093	—	(14,403)	(43)	2,729	—	8,244
Settlement	265,629	(32,160)	—	(226,795)	—	—	—	6,674
Other current provisions	22,348	(1,171)	15	(11,145)	(2,989)	19,369	(1,371)	25,056

Current provisions	575,447	(51,133)	19	(481,140)	(35,156)	489,361	5,514	502,912

Schedule of other current liabilities

Other current liabilities
in € THOUS
	2017	2016
Personnel liabilities	705,534	688,829
Noncontrolling interests subject to put provisions	469,549	529,406
Unapplied cash and receivable credits	311,925	390,375
Invoices outstanding	160,196	157,302
Rent and lease obligations	111,196	116,120
Withholding tax and VAT	100,327	88,964
Interest liabilities	84,523	107,743
Legal matters, advisory and audit fees	38,553	18,868
Subsidiary Stock Incentive Plan	30,697	7,777
Bonuses, commissions	26,800	33,907
Variable payments outstanding for acquisitions	14,712	78,322
Derivatives	11,702	25,516
Other liabilities	275,134	218,132

Other current liabilities	2,340,848	2,461,261